Business Combination (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) Arenas	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Business Combination (Textual)
Ownership interest	18.20%
Additional cash purchase	$ 1,337,454
Interest in ESA	64.20%
Controlling interest	82.40%
Goodwill	$ 4,337,660	$ 4,083,621	$ 4,083,621	$ 4,083,621
Business combination, description		Pursuant to the terms of the Contribution Agreement, in the event that Allied Esports failed to contribute the minimum funding commitments noted above, Allied Esports would be required to convey a portion of its membership interests in ESA to the minority investors of ESA. Effective August 1, 2018, Allied Esports entered into an amendment to the agreement with the non-controlling interest members of ESA (who are not related parties to Allied Esports) to reduce Allied Esports’s ongoing contribution requirements, and accordingly, conveyed a majority of its membership interests in ESA to the minority investors, and only retained a 25% non-voting interest in ESA. Additionally, as part of the amendment, Allied Esports reduced its funding commitment to $1,803,126. As of August 1, 2018, Allied Esports derecognized the assets, liabilities and equity of ESA since Allied Esports no longer had a controlling interest in ESA. See Note 6 – Other Assets for additional details. The deconsolidation of ESA is not considered a discontinued operation, because deconsolidation of ESA does not meet the criteria for discontinued operations under ASC 205-20 “Presentation of Financial Statements, Discontinued Operations”.
Acquistion	$ 40,000,000
Number of arenas | Arenas	12
Customer list relationships		$ 940,000
Aggregate of trade names		$ 140,000